EMPLOYEE RETIREMENT BENEFIT	12 Months Ended
Mar. 31, 2018
EMPLOYEE RETIREMENT BENEFIT
EMPLOYEE RETIREMENT BENEFIT

Note 8—EMPLOYEE RETIREMENT BENEFIT

The Company has made employee benefit contribution in accordance with PRC relevant regulations, including retirement insurance, unemployment insurance, medical insurance, work injury insurance and maternity insurance. The Company recorded the contribution in the salary and employee charges at specified percentages of the salaries, bonuses and certain allowances of our employees, up to a maximum amount specified by the local government from time to time. The contributions made by the Company were US$1,956,917, US$1,024,927 and US$437,815 for the years ended March 31, 2018, 2017 and 2016, respectively.